Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 — RELATED PARTY TRANSACTIONS

(a)	Summary of Balances with Related Parties

Amount due from (to) a director

		As of December 31,
	Note	2025	2024
Mr. Cheung Kit Shing	1	$(39,392)	$309,507
(1)	The balance represents advanced to (by) a director for advancement and reimbursement of Company expenses. Amount due from (to) a director is unsecured, non-interest bearing and repayable on demand.

(b)	Summary of Related Party Transactions

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

A summary of trade transactions with related parties for years ended December 31, 2025, 2024 and 2023 are listed below:

	Years Ended December 31,
Salary paid to a related party:	2025	2024	2023
Mr. Cheung Kit Shing(a)	$151,624	$153,787	$25,545
Ms. Cheung On Ki(b)	74,654	32,039	—

	Years Ended December 31,
Rental expenses paid to a related party:	2025	2024	2023
Mr. Cheung Kit Shing(a)	$—	$—	$—

(2)	On August 1, 2025, the Company entered into a lease agreement with a director, Mr. Cheung Kit Shing, pursuant to which the Company leases a property to be used as a clubhouse for corporate and client engagement purposes.

The lease term commenced on August 1, 2025 and will expire on December 31, 2030. The lease was reviewed and approved by the independent and non-conflicted members of the Board of Directors. The monthly rent of $34,917 was determined with reference to prevailing market rates for comparable commercial properties and represents, in management's assessment, a fair market rate for the premises. The lease provides for a rent-free period from August 1, 2025, to December 31, 2025 to allow for renovation and interior decoration of the premises. Accordingly, no rental payments were made during this rent-free period.

The clubhouse is currently undergoing renovation and interior decoration. As of December 31, 2025, the property was not yet ready for use and had not commenced operations. The up-front payment of $524,199 is recognized as construction in progress (Note 5) as of December 31, 2025. The Company expects the clubhouse to be completed and ready to provide services in February 2026.

(a)	Mr. Cheung Kit Shing is the director, Chief Executive Officer and a principal shareholder of the Company.

(b)	Ms. Cheung On Ki, is a sibling of a director, Mr. Cheung Kit Shing.